Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit for the period	£ 1,934	£ 2,067
Taxation	530	560
Share of after tax results of associates and joint ventures	(176)	(179)
Net finance charges	154	128
Non-operating items	0	(146)
Operating profit	2,442	2,430
Increase in inventories	(85)	(245)
Increase in trade and other receivables	(1,016)	(829)
Increase in trade and other payables and provisions	423	418
Net increase in working capital	(678)	(656)
Depreciation, amortisation and impairment	286	185
Dividends received	3	3
Post employment payments less amounts included in operating profit	(60)	(61)
Other items	(5)	37
Adjustments to reconcile profit (loss), Total	224	164
Cash generated from operations	1,988	1,938
Interest received	86	101
Interest paid	(239)	(206)
Taxation paid	(547)	(229)
Net total of interest received, interest paid and taxation paid	(700)	(334)
Net cash inflow from operating activities	1,288	1,604
Cash flows from investing activities
Disposal of property, plant and equipment and computer software	8	13
Purchase of property, plant and equipment and computer software	(330)	(271)
Sale of businesses and brands	0	419
Acquisition of businesses	(106)	(32)
Net cash (outflow)/inflow from investing activities	(428)	129
Cash flows from financing activities
Share buyback programme	(1,155)	(1,275)
Proceeds from issue of share capital	1	1
Net sale of own shares for share schemes	33	25
Dividends paid to non-controlling interests	(76)	(76)
Proceeds from bonds	1,289	1,754
Purchase of shares of non-controlling interests	(25)	(697)
Net movements in other borrowings	209	220
Equity dividends paid	(1,006)	(993)
Net cash outflow from financing activities	(730)	(1,041)
Net increase in net cash and cash equivalents	130	692
Exchange differences	(32)	14
Net cash and cash equivalents at beginning of the period	721	693
Net cash and cash equivalents at end of the period	819	1,399
Net cash and cash equivalents consist of:
Cash and cash equivalents	950	1,591
Bank overdrafts	£ (131)	£ (192)